Borrowings (Details)							6 Months Ended
	Mar. 17, 2026 USD ($)	Mar. 17, 2026 CNY (¥)	Jan. 23, 2026 USD ($)	Jan. 23, 2026 CNY (¥)	Jan. 04, 2026 USD ($)	Jan. 04, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Borrowings [Line Items]
Annual interest rate					2.80%	2.80%
Jiangnan [Member]
Borrowings [Line Items]
Interest expense								$ 179,787
Bank of Jiangnan [Member]
Borrowings [Line Items]
Interest expense							$ 104,523
Changzhou Higgs [Member]
Borrowings [Line Items]
Non-revolving loan					$ 289,939	¥ 2,000,000
Term of loan					12 months	12 months
Changzhou EZGO [Member]
Borrowings [Line Items]
Non-revolving loan			$ 507,393	¥ 3,500,000
Annual interest rate	2.85%	2.85%	2.85%	2.85%
Term of loan	12 months	12 months	12 months	12 months
Jiangnan [Member]
Borrowings [Line Items]
Interest expense							$ 126,303	$ 73,001
Changzhou EZGO [Member]
Borrowings [Line Items]
Non-revolving loan	$ 1,449,696	¥ 10,000,000